Long Term Debt - Total Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 458,365	$ 633,580
Less: Current portion	0	18,325
Long-term portion	458,365	615,255
Issued In April,2007 maturing In June,2017 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	250,850	366,500
Margin	2.00%
Issued In March,2008 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	188,515	242,080
Margin	3.00%
Issued In June,2011 maturing In March,2018 Capital Product Partners L.P. Bank Loan
Debt Instrument [Line Items]
Total debt	$ 19,000	$ 25,000
Margin	3.25%